Turnover and segment information - PP&E and intangible asset impairment and reversals by segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Charge for the year	£ 437	£ 507	£ 501
Total impairment reversals	(33)	(39)	(26)
Segment profit
Disclosure of operating segments [line items]
Charge for the year	124	40	61
Total impairment reversals	(30)	(25)	(25)
Segment profit | Commercial Operations
Disclosure of operating segments [line items]
Charge for the year	102	27	29
Total impairment reversals	(28)	(16)	(6)
Segment profit | Research and development
Disclosure of operating segments [line items]
Charge for the year	22	13	32
Total impairment reversals	(2)	(9)	(19)
Corporate and other unallocated costs
Disclosure of operating segments [line items]
Charge for the year	11	35	20
Total impairment reversals	(3)	(14)	0
Other reconciling items between segment profit and operating profit
Disclosure of operating segments [line items]
Charge for the year	302	432	420
Total impairment reversals	£ 0	£ 0	£ (1)